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PACE Large Co Growth Equity Investments
PACE® Large Co Growth Equity Investments

PACE® Select Advisors Trust

November 15, 2023

Supplement to the prospectus relating to Class A and Class Y shares (the "Prospectus"), dated November 28, 2022, as supplemented.

Includes:

•  PACE® Large Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE® Large Co Growth Equity Investments (the "fund") of PACE Select Advisors Trust (the "Trust").

Effective immediately, the Prospectus is hereby revised as follows:

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub- captioned "Performance—Risk/return bar chart and table" beginning on page 43 of the Prospectus is revised by replacing the table titled "Average annual total returns" with the following:

Average annual total returns (figures reflect sales charges)(for the periods ended December 31, 2021)
Average Annual Returns - PACE Large Co Growth Equity Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A	13.55%	21.05%	16.74%	Nov. 27, 2000
CLASS Y	20.40%	22.74%	17.70%	Feb. 15, 2001
After Taxes on Distributions | CLASS A	7.99%	16.36%	13.39%
After Taxes on Distributions and Sale of Fund Shares | CLASS A	11.66%	15.96%	13.04%
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	27.60%	25.32%	19.79%

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.